Cover Document	May 13, 2021
Cover Page, [Abstract]
Document Type	8-K
Document Period End Date	May 13, 2021
Entity Registrant Name	COVANTA HOLDING CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-06732
Entity Tax Identification Number	95-6021257
Entity Address, Address Line One	445 South Street
Entity Address, City or Town	Morristown
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	7960
City Area Code	862
Local Phone Number	345-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000225648
Amendment Flag	false